Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Income Tax Disclosure [Abstract]
Notional U.S. federal income tax expense at the statutory rate	$ 206		$ (24)		$ 233
U.S. state income tax provision, net	(3)		6		10
Non U.S. net earnings	(187)	[1]	17	[1]	(94)	[1]
Nondeductible charges	78		61		(18)
Valuation allowance	4		235		(3)
Other	10		25		(16)
Total income tax provision	$ 108		$ 320		$ 112

[1]	Excludes nondeductible charges and other items which are broken out separately in the table.